AB Growth Fund

Portfolio of Investments

April 30, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.7%
Information Technology – 33.1%
Communications Equipment – 2.1%
Arista Networks, Inc.(a)	227,120	$26,248,259

Electronic Equipment, Instruments & Components – 3.6%
Cognex Corp.	270,150	18,270,245
IPG Photonics Corp.(a)	39,350	3,717,788
Novanta, Inc.(a)	73,470	9,455,589
Zebra Technologies Corp. - Class A(a)	36,590	13,525,859

		44,969,481

IT Services – 6.3%
EPAM Systems, Inc.(a)	34,450	9,128,905
Shopify, Inc. - Class A(a)	2,130	909,127
Visa, Inc. - Class A(b)	325,548	69,384,045

		79,422,077

Semiconductors & Semiconductor Equipment – 10.4%
Advanced Micro Devices, Inc.(a)	204,019	17,447,705
ASML Holding NV ADR	24,960	14,071,699
Entegris, Inc.	133,550	14,876,135
NVIDIA Corp.	188,520	34,964,804
QUALCOMM, Inc.	351,510	49,102,432

		130,462,775

Software – 10.7%
Adobe, Inc.(a)	70,960	28,096,612
Autodesk, Inc.(a)	81,620	15,449,034
Dolby Laboratories, Inc. - Class A	80,380	6,227,039
Fair Isaac Corp.(a)	26,940	10,062,359
Fortinet, Inc.(a)	77,500	22,398,275
Manhattan Associates, Inc.(a)	173,270	22,620,398
PTC, Inc.(a)	133,850	15,287,008
ServiceNow, Inc.(a)	2,480	1,185,688
Tyler Technologies, Inc.(a)	35,170	13,881,951

		135,208,364

		416,310,956

Health Care – 21.9%
Biotechnology – 3.5%
Vertex Pharmaceuticals, Inc.(a)	161,340	44,081,315

Health Care Equipment & Supplies – 9.5%
ABIOMED, Inc.(a)	42,580	12,202,576
Align Technology, Inc.(a)	50,680	14,692,639
Edwards Lifesciences Corp.(a)	267,380	28,283,457
IDEXX Laboratories, Inc.(a)	41,244	17,754,717
Insulet Corp.(a)	66,590	15,914,344
Intuitive Surgical, Inc.(a)	129,639	31,022,613

		119,870,346

Company	Shares	U.S. $ Value

Health Care Providers & Services – 4.3%
UnitedHealth Group, Inc.	105,820	$53,814,761

Health Care Technology – 1.4%
Veeva Systems, Inc. - Class A(a)	96,120	17,489,034

Life Sciences Tools & Services – 0.6%
Illumina, Inc.(a)	26,190	7,769,263

Pharmaceuticals – 2.6%
Zoetis, Inc.	183,170	32,466,882

		275,491,601

Consumer Discretionary – 16.6%
Diversified Consumer Services – 0.6%
Bright Horizons Family Solutions, Inc.(a)	61,290	7,001,770

Hotels, Restaurants & Leisure – 1.8%
Chipotle Mexican Grill, Inc. - Class A(a)	12,680	18,457,135
Domino’s Pizza, Inc.	13,080	4,421,040

		22,878,175

Internet & Direct Marketing Retail – 7.4%
Amazon.com, Inc.(a)	34,160	84,909,121
Etsy, Inc.(a)	92,560	8,625,666

		93,534,787

Specialty Retail – 5.3%
Burlington Stores, Inc.(a)	31,600	6,432,496
Home Depot, Inc. (The)	159,960	48,051,984
National Vision Holdings, Inc.(a)	313,551	11,805,195

		66,289,675

Textiles, Apparel & Luxury Goods – 1.5%
NIKE, Inc. - Class B	151,730	18,920,731

		208,625,138

Communication Services – 9.4%
Interactive Media & Services – 9.4%
Alphabet, Inc. - Class C(a)	42,406	97,505,388
Cargurus, Inc.(a)	230,690	7,538,949
Meta Platforms, Inc. - Class A(a)	66,280	13,287,152

		118,331,489

Industrials – 8.4%
Building Products – 1.9%
Allegion PLC	117,050	13,371,792
Trex Co., Inc.(a)	168,660	9,814,325

		23,186,117

Commercial Services & Supplies – 1.8%
Copart, Inc.(a)	199,120	22,629,988

Electrical Equipment – 1.4%
AMETEK, Inc.	143,750	18,149,875

Company	Shares	U.S. $ Value

Industrial Conglomerates – 2.0%
Roper Technologies, Inc.	53,730	$25,248,802

Machinery – 1.3%
IDEX Corp.	86,550	16,428,921

		105,643,703

Consumer Staples – 5.3%
Beverages – 2.5%
Monster Beverage Corp.(a)	365,418	31,309,014

Food & Staples Retailing – 2.8%
Costco Wholesale Corp.	66,290	35,247,719

		66,556,733

Materials – 1.0%
Chemicals – 1.0%
Sherwin-Williams Co. (The)	44,090	12,122,986

Total Common Stocks (cost $813,522,340)		1,203,082,606

SHORT-TERM INVESTMENTS – 4.8%
Investment Companies – 4.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.22%(c) (d) (e) (cost $59,989,639)	59,989,639	59,989,639

Total Investments – 100.5% (cost $873,511,979)(f)		1,263,072,245
Other assets less liabilities – (0.5)%		(6,756,352)

Net Assets – 100.0%		$1,256,315,893

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of April 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $423,254,256 and gross unrealized depreciation of investments was $(33,693,990), resulting in net unrealized appreciation of $389,560,266.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Growth Fund

April 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$1,203,082,606	$—	$—	$1,203,082,606
Short-Term Investments	59,989,639	—	—	59,989,639

Total Investments in Securities	1,263,072,245	—	—	1,263,072,245
Other Financial Instruments(b)	—	—	—	—

Total	$1,263,072,245	$—	$—	$1,263,072,245

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2022 is as follows:

Fund	Market Value 07/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 04/30/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$15,978	$266,700	$222,688	$59,990	$14